CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (Unaudited) (Q1) - USD ($) $ in Thousands	Total	Class A Common Stock	Class B Common Stock	Total Stockholders' Deficit		Common Stock Class A Common Stock		Common Stock Class B Common Stock		Additional Paid-in Capital		Retained Earnings		Non- controlling Interest		Members' Deficit
Beginning balance (in shares) at Dec. 31, 2018						0		0
Beginning balance at Dec. 31, 2018	$ (73,403)			$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ (73,403)
Net income (loss)	(11,230)															(11,230)
Other	(21,625)															(21,625)
Ending balance (in shares) at Dec. 31, 2019		0	0			0		0
Ending balance at Dec. 31, 2019	(106,258)			0		$ 0		$ 0		0		0		0		(106,258)
Net income (loss)	757					0		0								757
Other	(170)					$ 0		$ 0								(170)
Ending balance (in shares) at Mar. 31, 2020						0		0
Ending balance at Mar. 31, 2020	(105,671)			0		$ 0		$ 0		0		0		0		0
Beginning balance (in shares) at Dec. 31, 2019		0	0			0		0
Beginning balance at Dec. 31, 2019	(106,258)			0		$ 0		$ 0		0		0		0		(106,258)
Net income (loss)	4,153
Ending balance at Sep. 30, 2020	(80,070)
Beginning balance (in shares) at Dec. 31, 2019		0	0			0		0
Beginning balance at Dec. 31, 2019	(106,258)			0		$ 0		$ 0		0		0		0		(106,258)
Net income (loss)	(13,714)			(7,351)								(7,351)		(5,018)		(1,345)
Shares issued in connection with acquisition of Aramis, PushPros and Aimtell (Note 8)	3,000			1,861						1,861				1,139
DMSH LLC units contributes equity interest in Aimtell LLC to DMS LLC, Acquisition (Note 8) (in shares)						32,294,000		25,857,000
Shares issued in connection with acquisition of Aramis, PushPros and Aimtell (Note 8)	20,491			(46,635)		$ 3		$ 3		(50,846)		4,205		(40,647)		107,773
Stock-based compensation	958			958						958
Other	$ (162)													8		(170)
Ending balance (in shares) at Dec. 31, 2020	0	32,392,576	25,999,464			32,393,000	[1]	25,999,000	[1]
Ending balance at Dec. 31, 2020	$ (95,685)			(51,167)	[1]	$ 3		$ 3	[1]	(48,027)	[1]	(3,146)	[1]	(44,518)	[1]	0	[1]
Beginning balance at Sep. 30, 2020	(80,070)
Net income (loss)	$ (17,867)
Ending balance (in shares) at Dec. 31, 2020	0	32,392,576	25,999,464			32,393,000	[1]	25,999,000	[1]
Ending balance at Dec. 31, 2020	$ (95,685)			(51,167)	[1]	$ 3		$ 3	[1]	(48,027)	[1]	(3,146)	[1]	(44,518)	[1]	$ 0	[1]
Net income (loss)	(212)			(119)								$ (119)		(93)
Acquisition of Aramis, PushPros and Aramis (Note 8) (in shares)						1,293
Shares issued in connection with acquisition of Aramis, PushPros and Aimtell (Note 8)	15,000			9,384						9,384				5,616
DMSH LLC units contributes equity interest in Aimtell LLC to DMS LLC, Acquisition (Note 8) (in shares)						1
Shares issued in connection with acquisition of Aramis, PushPros and Aimtell (Note 8)	17			17						17
Stock-based compensation	1,365			$ 1,365						$ 1,365
Other	(21)													$ (21)
Ending balance (in shares) at Mar. 31, 2021		33,687,000	25,999,000			33,687,000		25,999,000
Ending balance at Mar. 31, 2021	$ (79,536)					$ 3		$ 3

[1]	As a result of the restatement, the Company’s Proceeds in the Business Combination and Net loss has changed by the fair value of Private Placement Warrant liabilities in Additional Paid-in Capital of $7.1 million, Retained Earnings of $5.1 million and Non-controlling interest of $9.85 million.